NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF TRANSACTION EXCHANGE RATES

As of June 30, 2026 and 2025, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	June 30, 2026	June 30, 2025
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6912	0.6571

Average exchange rate for the period
USD : AUD exchange rate	0.6771	0.6468

SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME

Change in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2026 and 2025 were as follows:

Foreign Currency Items
Beginning balance, June 30, 2024	$1,269,581
Foreign currency translation gain	49,336
Balance, June 30, 2025	1,318,917
Foreign currency translation loss	(142,662)
Ending balance, June 30, 2026	$1,176,255

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES	The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years

SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS

	June 30, 2026	June 30, 2025

Warrants with no designations	1,210	10
Series C Preferred Stock Warrants	86,877,828	-
Convertible Series C Preferred stock	1,809,955	-
Convertible Debt	-	7,596
Total	88,688,993	7,606